EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
EMPLOYEE BENEFITS

11. EMPLOYEE BENEFITS

Defined benefit plans

The following tables set out the funded status of the end-of-service indemnities employees receive under one of the five benefit structures the Company and its subsidiaries offer to its employees and the amounts recognized in the Company’s financial statements as of December 31, 2024, and 2023 (in thousands):

	December 31, 2024	December 31, 2023
Change in benefit obligations
Benefit obligations at the beginning of the year	$33,661	$28,314
Actuarial (gain) / loss	287	1,344
Service cost	5,274	4,979
Interest cost	1,784	1,522
Benefits paid	(2,283)	(2,498)
Benefit obligations at the end of the year	38,723	33,661
Current benefit obligation (within Other current liabilities)	6,917	4,726
Non-current benefit obligation	31,806	28,935
Benefit obligation at the end of the year	38,723	33,661
Change in plan assets
Fair value of plan assets at the beginning of the year	-	-
Employer contributions	2,283	2,498
Benefits paid	(2,283)	(2,498)
Plan assets at the end of the year	-	-
Unfunded status	$38,723	$33,661

Net cost for the years ended December 31, 2024, 2023, and 2022, comprises the following components (in thousands):

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Service cost	$5,274	$4,979	$4,876
Interest cost	1,784	1,522	675
Actuarial (gain)/loss	287	1,344	(1,128)
Other	-	-	-
Net cost	$7,345	$7,845	$4,423

The weighted-average assumptions used to determine benefit obligations as of December 31, 2024 and 2023 are set out below:

	December 31, 2024	December 31, 2023
Discount rate	5.50%	5.00%
Rate of increase in compensation levels:	4.5-5%	4.5-5%

The discount rate has been set with regard to the market yields on high quality corporate bonds as of December 31, 2024, for the measurements as of December 31, 2024 (and as of December 31, 2023 for the measurements as of December 31, 2023) of duration broadly consistent with the duration of the benefit obligations. The primary yield curve for the purpose of this comparison has been the ‘FTSE Above Median Double-A Curve’.

The weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31, 2024, and 2023 are set out below:

	December 31, 2024	December 31, 2023
Discount rate	5.00%	5%
Rate of increase in compensation levels:	4.5-5%	4.5-5%

The Company assesses these assumptions with its projected long-term plans of growth and prevalent industry standards.

The following illustrates the sensitivity to changes in discount rate, holding all other assumptions constant, for in the Company’s benefit obligations (in thousands):

Change in assumption:	Benefit obligation at the end of the year
100 basis point decrease in discount rate	$2,225
100 basis point increase in discount rate	$(1,987)

The Company has no regulatory requirement to fund these benefits in advance and intends to pay benefits directly as they fall due. As of December 31, 2024, the Company has no plan assets to invest.

Accumulated benefit obligation was $22.7 million and $19.2 million as of December 31, 2024 and 2023, respectively.

The following reflect expected future benefit payments (in thousands):

Year ended
December 31, 2024
2025	$7,874
2026	$6,441
2027	$6,403
2028	$6,167
2029	$6,226
2030 through 2034	$28,209

The expected benefits are based materially on the same assumptions used to measure the Company’s benefit obligations as of December 31, 2023.